Consolidated Statements of Comprehensive Loss - Kludein I Acquisition Corp. - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net loss	$ (104,221,432)	$ (21,055,599)
Other comprehensive loss:
Currency translation adjustments	(571,816)	(484,641)
Total comprehensive loss attributable to Near Intelligence Holdings Inc.	$ (104,793,248)	$ (21,540,240)